Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	Depreciation is computed using the straight-line method over estimated useful lives as follows:
Plant equipment	2 to 15 years
Motor Vehicle	4 to 15 years
Depreciation is computed using the straight-line method over estimated useful lives as follows:
Plant equipment	2 to 15 years
Motor Vehicle	4 to 15 years

Schedule of Assumption Used Derivative Financial Instruments

In applying the Black-Scholes valuation model, the Company used the following assumptions during the period ended June 30, 2019:

For the period ended
June 30, 2019
Annual dividend yield	-
Expected life (years)	0.50 – 1.00
Risk-free interest rate	1.7%
Expected volatility	46%

In applying the Black-Scholes valuation model, the Company used the following assumptions during the year ended September 30, 2018:

For the year ended
September 30, 2018
Annual dividend yield	-
Expected life (years)	0.50 – 1.00
Risk-free interest rate	1.7%
Expected volatility	55%

Schedule of Convertible Debt Measured at Fair Value

The following table presents the Company’s embedded conversion features of its convertible debt measured at fair value on a recurring basis as of June 30, 2019, and as of September 30, 2018:

	Carry Value at
	June 30,	September 30,
	2019	2018
Derivative liabilities:
Embedded conversion features - notes	$715,236	$726,871
Total derivative liability	$715,236	$726,871

	June 30,	September 30,
	2019	2018
Change in fair value included in other income (expense), net	11,635	606,150

The following table presents the Company’s embedded conversion features of its convertible debt measured at fair value on a recurring basis as of September 30, 2017, and as of September 30, 2018:

	Carry Value at	Carry Value at
	September 30, 2018	September 30, 2017

Derivative liabilities:

Embedded conversion features - notes	$726,871	$1,333,021

Total derivative liability	$726,871	$1,333,021

	For the year ended	For the year ended
	September 30, 2017	September 30, 2017

Change in fair value included in other income (expense), net	606,150	-260,737

Schedule of Derivative Liabilities Measured at Fair Value

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

	For the period ended	For the year ended
	June 30,	September 30,
	2019	2018
Embedded Conversion Features - Notes:
Balance at beginning of year	$726,871	$1,333,021
Change in derivative liabilities	-23,270	-1,212,300
Net change in fair value included in net loss	11,635	606,150
Ending balance	$715,236	$726,871

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

	For the year ended	For the year ended
	September 30, 2018	September 30, 2017

Embedded Conversion Features - Notes:
Balance at beginning of year	$1,333,021	$986,700
Change in derivative liabilities	$(1,212,300)	$607,058
Net change in fair value included in net loss	606,150	-260,737
Ending balance	$726,871	$1,333,021